GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets:
Long-lived assets:	$ 6,498	$ 6,338	$ 6,373
UK [Member]
Long-lived assets:
Long-lived assets:	4,192	4,009	4,074
Israel [Member]
Long-lived assets:
Long-lived assets:	2,135	2,135	2,131
Other [Member]
Long-lived assets:
Long-lived assets:	$ 171	$ 194	$ 168